SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2021	$ 122,754	$ 245,508
2022	253,608	253,608
2023	172,208	172,208
Imputed Interest	(24,291)	(49,080)
Net Lease Liability	$ 524,279	$ 622,244